Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2022	May 31, 2021
Current assets
Cash and cash equivalents	$ 1,148,637	$ 1,612,211
Term deposits	1,140,066	1,214,025
Short-term investments	1,902,254	3,434,726
Accounts receivable, net of allowance of US$1,613 and US$1,212 as of May 31, 2021 and 2022, respectively	16,430	8,667
Inventory, net	27,925	31,175
Prepaid expenses and other current assets, net of allowance of US$215 and US$456 as of May 31, 2021 and 2022, respectively	215,402	269,233
Amounts due from related parties, current	23,245	4,118
Total current assets	4,473,959	6,574,155
Restricted cash, non-current	45,890	19,916
Property and equipment, net	402,690	865,030
Land use rights, net	3,627	13,989
Amounts due from related parties, non-current	3,365	4,157
Long-term deposits	33,409	74,796
Intangible assets, net	2,800	4,836
Goodwill, net	70,803	73,254
Long-term investments, net (including available-for-sale investment of US$224,315 and US$173,003 as of May 31, 2021 and 2022, respectively)	437,919	537,749
Deferred tax assets, non-current, net	20,038	103,587
Right-of-use assets	531,102	1,857,533
Other non-current assets	9,064	22,051
Total assets	6,034,666	10,151,053
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to the Company of US$36,032 and US$21,862 as of May 31, 2021 and 2022, respectively)	22,289	38,441
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$900,877 and US$499,721 as of May 31, 2021 and 2022, respectively)	510,264	908,231
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to the Company of US$46,248 and US$63,187 as of May 31, 2021and 2022, respectively)	75,650	84,321
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to the Company of US$33 and US$226 as of May 31, 2021 and 2022, respectively)	226	33
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$1,923,007 and US$927,187 as of May 31, 2021 and 2022, respectively)	933,062	1,926,386
Operating lease liabilities-current (including operating lease liabilities-current of the consolidated variable interest entities without recourse to the Company of US$501,049 and US$164,806 as of May 31, 2021 and 2022, respectively)	168,623	514,033
Total current liabilities	1,710,114	3,471,445
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$12,924 and US$19,048 as of May 31, 2021 and 2022, respectively)	19,240	13,172
Unsecured senior notes (including unsecured senior notes of the consolidated variable interest entities without recourse to the Company of nil and nil as of May 31, 2021 and May 31, 2022, respectively)	65,394	297,631
Operating lease liabilities (including operating lease liabilities of the consolidated variable interest entities without recourse to the Company of US$1,333,961 and US$442,843 as of May 31, 2021 and 2022, respectively)	446,394	1,350,629
Total liabilities	2,241,142	5,132,877
Commitments and contingencies (Note 20)
Equity
Common shares (US$0.001 par value; 3,000,000,000 shares authorized as of May 31, 2021 and 2022; 1,690,082,150 and 1,696,966,183 shares issued as of May 31, 2021 and 2022; 1,690,082,150 and 1,696,966,183shares outstanding as of May 31, 2021 and 2022, respectively)	1,697	1,690
Additional paid-in capital	2,061,613	1,948,884
Statutory reserves	447,820	447,504
Retained earnings	1,065,362	2,253,399
Accumulated other comprehensive income	129,014	261,798
Total New Oriental Education & Technology Group Inc. shareholders' equity	3,705,506	4,913,275
Non-controlling interests	88,018	104,901
Total equity	3,793,524	5,018,176
Total liabilities and equity	$ 6,034,666	$ 10,151,053